EXPLANATORY NOTE
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The Form N-CSR, accession number 0000930413-04-000087, which was filed on
January 8, 2004, does not pertain to BlackRock New York Investment Quality Municipal Trust, Inc. It was submitted in error and is to be disregarded.

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